Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
INCOME TAXES
NOTE 9:-	TAXES ON INCOME

a.	Tax rates applicable to the Company and its Subsidiary:

1.	Taxable income of the Company is subject to a corporate tax rate in Israel as follow: 2015 - 26.5% and 2016 - 25%.

2.	On January 4, 2016, the Israeli Parliament officially published the Law for the Amendment of the Israeli Tax Ordinance (Amendment 216), that reduces the standard corporate income tax rate from 26.5% to 25%.

3.	In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018 and thereafter.

The change has no impact of the consolidated financial statements.

b.	Net operating losses carry forward:

The Company and its Subsidiary have accumulated losses for tax purposes as of December 31, 2016 in the amount of approximately $5,159 and $32, respectively, which may be carried forward and offset against taxable income in the future for an indefinite period.

c.	As of December 31, 2016, the Company has final tax assessments for the tax years up to and including the 2011 tax year.

d.	Loss before taxes on income consists of the following:

	December 31,
	2016	2015

Company	$1,034	$1,855
Subsidiary	106	-

	$1,139	$1,855

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2016	2015
Deferred tax assets:
Operating loss carry forward	$1,194	$1,154
Reserves and allowances	4	-
Research and development	30	-

Net deferred tax asset before valuation allowance	1,228	1,154
Valuation allowance	(1,228)	(1,154)

Net deferred tax asset	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance at December 31, 2016 and 2015.

f.	Below is the reconciliation between the “theoretical” tax expense, assuming that all the income was taxed at the regular tax rate applicable to companies in Israel and the taxes recorded in the statements of comprehensive loss in the reporting year:

	Year ended December 31,
	2016	2015

Loss before taxes on income, as reported in the statements of comprehensive loss	1,141	1,855

Theoretical tax benefit on this loss	285	492
Expenses not deductible for tax purposes	(66)	(325)
Increase in taxes resulting mainly from taxable losses in the reported year for which no deferred tax assets were recognized	(219)	(167)

Tax benefit	-	-